Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed statement of changes in stockholders’ deficit - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed statement of changes in stockholders’ deficit [Line Items]
Net income (loss)	$ 1,175,549	$ (409,152)	$ 3,581,333	$ 3,172,181	$ 4,347,730
Additional paid-in capital
Accumulated deficit	(11,285,558)	(12,461,107)	(12,051,955)	(12,461,107)	(11,285,558)
Total stockholders’ deficit	(11,285,055)	(12,460,604)	(12,051,452)	(12,460,604)	(11,285,055)
Stock compensation expense
Adjustments [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed statement of changes in stockholders’ deficit [Line Items]
Net income (loss)	110,066	(1,454,869)	(13,888)	(1,468,757)	(1,358,691)
Additional paid-in capital	157,140	157,140		157,140	157,140
Accumulated deficit	(1,358,691)	(1,468,757)	(13,888)	(1,468,757)	(1,358,691)
Total stockholders’ deficit	(1,201,551)	(1,311,617)	(13,888)	(1,311,617)	(1,201,551)
Stock compensation expense		157,140		157,140	157,140
As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed statement of changes in stockholders’ deficit [Line Items]
Net income (loss)	1,285,615	(1,864,021)	3,567,445	1,703,424	2,989,039
Additional paid-in capital	157,140	157,140		157,140	157,140
Accumulated deficit	(12,644,249)	(13,929,864)	(12,065,843)	(13,929,864)	(12,644,249)
Total stockholders’ deficit	$ (12,486,606)	(13,772,221)	$ (12,065,340)	(13,772,221)	(12,486,606)
Stock compensation expense		$ 157,140		$ 157,140	$ 157,140